JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.2%
Aerospace & Defense — 1.3%
Boeing Co. (The)	621	92,661
TransDigm Group, Inc. (a)	368	117,766

		210,427

Automobiles — 4.0%
Tesla, Inc. * (a)	1,222	640,485

Beverages — 1.4%
Monster Beverage Corp. *	4,118	231,693

Biotechnology — 6.7%
Amgen, Inc.	1,415	286,802
BioMarin Pharmaceutical, Inc. *	1,784	150,743
Exact Sciences Corp. *	2,622	152,065
Moderna, Inc. * (a)	1,760	52,697
Regeneron Pharmaceuticals, Inc. *	399	194,681
Sarepta Therapeutics, Inc. * (a)	815	79,723
Seattle Genetics, Inc. *	1,336	154,148

		1,070,859

Capital Markets — 5.9%
Charles Schwab Corp. (The) (a)	7,138	239,967
MarketAxess Holdings, Inc.	979	325,420
Morgan Stanley	1,963	66,752
MSCI, Inc.	313	90,358
S&P Global, Inc.	934	228,950

		951,447

Chemicals — 2.6%
Air Products & Chemicals, Inc.	1,166	232,685
Sherwin-Williams Co. (The)	389	178,524

		411,209

Electrical Equipment — 1.5%
Rockwell Automation, Inc. (a)	1,548	233,609

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,504	109,619

Entertainment — 1.6%
Netflix, Inc. *	670	251,510

Equity Real Estate Investment Trusts (REITs) — 0.9%
Equinix, Inc.	241	150,365

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	352	100,223

Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	393	30,988
ABIOMED, Inc. *	185	26,811
Boston Scientific Corp. *	4,070	132,788
DexCom, Inc. *	1,516	408,240
Intuitive Surgical, Inc. *	459	227,141

		825,968

Health Care Technology — 0.8%
Veeva Systems, Inc., Class A *	788	123,141

Hotels, Restaurants & Leisure — 4.0%
Chipotle Mexican Grill, Inc. *	444	290,357
Las Vegas Sands Corp.	3,423	145,375
Starbucks Corp. (a)	3,069	201,756

		637,488

Industrial Conglomerates — 2.1%
Honeywell International, Inc.	1,150	153,912
Roper Technologies, Inc.	568	177,202

		331,114

Interactive Media & Services — 8.3%
Alphabet, Inc., Class C *	760	884,156
Facebook, Inc., Class A *	1,410	235,159
Match Group, Inc. * (a)	2,779	183,525
Twitter, Inc. *	1,013	24,872

		1,327,712

Internet & Direct Marketing Retail — 7.6%
Alibaba Group Holding Ltd., ADR (China) *	947	184,114
Amazon.com, Inc. *	332	646,537
Booking Holdings, Inc. *	120	161,169
MercadoLibre, Inc. (Argentina) *	431	210,383
Wayfair, Inc., Class A * (a)	411	21,980

		1,224,183

IT Services — 6.9%
Fidelity National Information Services, Inc.	973	118,357
Mastercard, Inc., Class A	2,005	484,352
PayPal Holdings, Inc. *	3,438	329,130
Shopify, Inc., Class A (Canada) *	317	132,334
Square, Inc., Class A *	723	37,855

		1,102,028

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*(a)	320	87,337
Thermo Fisher Scientific, Inc.	708	200,749

		288,086

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	499	79,447

Professional Services — 1.0%
CoStar Group, Inc. *	267	156,550

Road & Rail — 1.4%
Lyft, Inc., Class A *	811	21,785
Norfolk Southern Corp.	1,450	211,627

		233,412

Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices, Inc. *	8,849	402,462
ASML Holding NV (Registered), NYRS (Netherlands) (a)	985	257,637
Lam Research Corp.	593	142,224
NVIDIA Corp.	1,505	396,603
QUALCOMM, Inc.	1,416	95,765
Texas Instruments, Inc.	2,743	274,088

		1,568,779

Software — 11.7%
Atlassian Corp. plc, Class A * (a)	992	136,176
Microsoft Corp.	6,947	1,095,674
salesforce.com, Inc. *	487	70,061

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
ServiceNow, Inc. *	594	170,128
SS&C Technologies Holdings, Inc.	1,616	70,822
Synopsys, Inc. * (a)	1,865	240,142
Trade Desk, Inc. (The), Class A * (a)	495	95,477

		1,878,480

Specialty Retail — 2.3%
Home Depot, Inc. (The)	1,458	272,156
Ross Stores, Inc.	1,118	97,195

		369,351

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	4,087	1,039,185

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc. *	1,053	199,501

TOTAL COMMON STOCKS (Cost $11,197,152)		15,745,871

SHORT-TERM INVESTMENTS — 5.8%
INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $239,663)	239,679	239,703

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (b) (c)	580,095	579,980
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (b) (c)	106,109	106,109

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $686,108)		686,089

TOTAL SHORT-TERM INVESTMENTS (Cost $925,771)		925,792

Total Investments — 104.0% (Cost $12,122,923)		16,671,663
Liabilities in Excess of Other Assets — (4.0)%		(647,637)

Net Assets — 100.0%		16,024,026

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $687,381,000.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,671,663	$—	$—	$16,671,663

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13%(a)(b)	$177,684	$4,513,628	$4,451,700	$58	$33	$239,703	239,679	$7,157	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96%(a)(b)	406,108	2,742,001	2,567,999	(74)	(56)	579,980	580,095	6,976	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(a)(b)	96,965	1,758,402	1,749,258	—	—	106,109	106,109	1,012	—

Total	$680,757	$9,014,031	$8,768,957	$(16)	$(23)	$925,792		$15,145	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.